S000079256 [Member] Performance Management - Regnan Sustainable Water and Waste Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Performance information for the Fund will be available after the Fund completes a full calendar year of operation. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.